Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Detailed information on intangible assets
Research and development expense	€ 55,418	€ 52,017	€ 105,091	€ 100,662
Depreciation and amortisation expense	€ 422,017	€ 386,860	836,182	774,766
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 4,150	€ 2,583